Subsequent Events	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
13.  Subsequent Events

On April 4, 2017, the Company completed a private placement of its common stock, selling 3,765,000 shares at $1.00 per share, for total gross proceeds of $3,765,000. A total of $3,515,000 of the gross proceeds was received prior to March 31, 2017.  In connection with the offering, the Company paid $188,250 and issued 162,000 shares of common stock to MDB Capital Group LLC, which acted as placement agent.  The approximate transaction costs of $424,000, including $201,000 of non-cash expenses, have been recorded as a reduction in paid-in capital.  The net cash proceeds were approximately $3.5 million.  The shares issued through this offering have registration rights, and a registration statement on Form S-1 was timely filed on May 15, 2017 within forty-five days of the offering completion date. The registration rights provide for liquidated damages upon the occurrence of certain events, including the Company’s failure to file the registration statement or cause it to become effective by the deadline.

From April 1, 2017 to May 19, 2017, the Company has issued warrants to ten of the Channel Partners to purchase up to 555,000 shares of common stock with an average exercise price of $1.23, and ranging from $1.19 to $1.25. The warrants vest over three years and expire in five years from issuance. In addition to the three-year vesting condition, the warrants have performance conditions that determine how many warrants are earned. The performance conditions are generally based on the average number of unique visitors on the Channel operated by the Channel Partner during the period from July 1, 2017 to December 31, 2017 or the revenue generated in any consecutive 12-month period during the period from issuance date to June 30, 2019. These performance conditions do not have sufficiently large disincentive for non-performance such that the fair value measure is not fixed until performance is complete. The Company recognizes expense for equity based payments to non-employees as the services are received.  The Company has specific objective criteria, such as the date of launch on the Company’s platform, for determination of the period over which services are received and expense is recognized.

From April 1, 2017 to May 19, 2017, the Company has granted options under the Stock Incentive Plan to five employees for up to 485,000 shares with exercise prices ranging from $1.19 to $1.23 per share. The plan has not been approved by the shareholders of the Company at this time.

13.  Subsequent Events

On January 18, 2017, the Company issued 2,976 shares of common stock to one director, and 5,953 shares of common stock to a second director as compensation for the three months ended December 31, 2016. These shares, totaling 8,929 were valued at a per share price of $1.05, or a total of $9,375.

On April 4, 2017, the Company completed a private placement of its common stock, selling 3,765,000 shares at $1.00 per share, for total gross proceeds of $3,765,000.  In connection with the offering, the Company paid $188,250 and issued 162,000 shares of common stock to MDB Capital Group LLC, which acted as placement agent.  The approximate transaction costs of $424,000, including $201,000 of non-cash expenses, have been recorded as a reduction in paid-in capital.  The net cash proceeds were approximately $3.5 million.  The shares issued through this offering have registration rights, and it is expected that registration will be filled within forty-five days of the offering completion date. The registration rights provide for liquidated damages upon the occurrence of certain events, including the Company’s failure to file the registration statement or cause it to become effective by the deadline.

From January 1, 2017 to May 5, 2017, the Company has issued warrants to thirty-six of the Channel Partners for up to 1,725,000 shares of common stock with an average exercise price of $1.14, and ranging from $1.00 to $1.33. The warrants vest over three years and expire in five years from issuance. In addition to the three-year vesting condition, the warrants have performance conditions that determine how many warrants are earned. The performance conditions are generally based on the average number of unique visitors on the Channel operated by the Channel Partner during the period from July 1, 2017 to December 31, 2017 or the revenue generated in any consecutive 12-month period during the period from issuance date to June 30, 2019. These performance conditions do not have sufficiently large disincentive for non-performance such that the fair value measure is not fixed until performance is complete. The Company recognizes expense for equity based payments to non-employees as the services are received.  The Company has specific objective criteria, such as the date of launch on the Company’s platform, for determination of the period over which services are received and expense is recognized.

From January 1, 2017 to May 5, 2017, the Company has granted options under the Stock Incentive Plan to nine employees for up to 1,124,000 shares with exercise prices ranging from $1.15 to $1.23 per share. The plan has not been approved by the shareholders of the Company at this time.